Business Combinations - Schedule of Consideration Transferred (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Sep. 04, 2018
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders	R$ 2,000
Equals S.A. [member]
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders		R$ 3,000
Shares of the Company issued to selling shareholders		22,000
Total fair value of consideration transferred to selling shareholders		25,000
Capital contribution related to option exercised		2,184
Fair value of previously held interest in Equals		22,816
Total consideration transferred		R$ 50,000